Submission	Jul. 13, 2026
Submission [Line Items]
Central Index Key	0002102720
Registrant Name	Tarsier Pharma Ltd.
Registration File Number	333-295210
Form Type	F-1
Submission Type	F-1/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A